Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	12
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-225949 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,415,499,059.21	43,920	59.5 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities:
Class A-1 Notes	$204,970,000.00	0.11941%	March 15, 2022
Class A-2 Notes	$455,060,000.00	0.17%	October 15, 2023
Class A-3 Notes	$455,060,000.00	0.30%	August 15, 2025
Class A-4 Notes	$135,000,000.00	0.49%	September 15, 2026
Class B Notes	$39,470,000.00	0.70%	October 15, 2026
Class C Notes	$26,320,000.00	0.83%	August 15, 2028

Total	$1,315,880,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$1,959,584.66

Principal:
Principal Collections	$21,185,508.07
Prepayments in Full	$13,664,977.21
Liquidation Proceeds	$256,508.64
Recoveries	$6,376.53
Sub Total	$35,113,370.45
Collections	$37,072,955.11

Purchase Amounts:
Purchase Amounts Related to Principal	$121,088.76
Purchase Amounts Related to Interest	$793.58
Sub Total	$121,882.34

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$37,194,837.45

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	12
III. DISTRIBUTIONS

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$37,194,837.45
Servicing Fee	$805,565.93	$805,565.93	$0.00	$0.00	$36,389,271.52
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,389,271.52
Interest - Class A-2 Notes	$29,127.61	$29,127.61	$0.00	$0.00	$36,360,143.91
Interest - Class A-3 Notes	$113,765.00	$113,765.00	$0.00	$0.00	$36,246,378.91
Interest - Class A-4 Notes	$55,125.00	$55,125.00	$0.00	$0.00	$36,191,253.91
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,191,253.91
Interest - Class B Notes	$23,024.17	$23,024.17	$0.00	$0.00	$36,168,229.74
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$36,168,229.74
Interest - Class C Notes	$18,204.67	$18,204.67	$0.00	$0.00	$36,150,025.07
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$36,150,025.07
Regular Principal Payment	$32,262,480.30	$32,262,480.30	$0.00	$0.00	$3,887,544.77
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$3,887,544.77
Residual Released to Depositor	$0.00	$3,887,544.77	$0.00	$0.00	$0.00

Total		$37,194,837.45

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$32,262,480.30
Total					$32,262,480.30
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payment
		Per $1,000 of		Per $1,000 of		Per $1,000 of
	Actual	Original Balance	Actual	Original Balance	Actual	Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$32,262,480.30	$70.90	$29,127.61	$0.06	$32,291,607.91	$70.96
Class A-3 Notes	$0.00	$0.00	$113,765.00	$0.25	$113,765.00	$0.25
Class A-4 Notes	$0.00	$0.00	$55,125.00	$0.41	$55,125.00	$0.41
Class B Notes	$0.00	$0.00	$23,024.17	$0.58	$23,024.17	$0.58
Class C Notes	$0.00	$0.00	$18,204.67	$0.69	$18,204.67	$0.69
Total	$32,262,480.30	$24.52	$239,246.45	$0.18	$32,501,726.75	$24.70

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	12

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period		End of Period
	Balance	Note Factor	Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$205,606,673.45	0.4518232	$173,344,193.15	0.3809260
Class A-3 Notes	$455,060,000.00	1.0000000	$455,060,000.00	1.0000000
Class A-4 Notes	$135,000,000.00	1.0000000	$135,000,000.00	1.0000000
Class B Notes	$39,470,000.00	1.0000000	$39,470,000.00	1.0000000
Class C Notes	$26,320,000.00	1.0000000	$26,320,000.00	1.0000000
Total	$861,456,673.45	0.6546620	$829,194,193.15	0.6301442

Pool Information
Weighted Average APR	2.407%	2.398%
Weighted Average Remaining Term	50.33	49.48
Number of Receivables Outstanding	33,942	33,242
Pool Balance	$966,679,121.98	$931,310,957.11
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$898,984,806.71	$866,191,803.94
Pool Factor	0.6829246	0.6579382

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,289,706.63
Yield Supplement Overcollateralization Amount	$65,119,153.17
Targeted Overcollateralization Amount	$102,116,763.96
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$102,116,763.96

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,289,706.63
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,289,706.63
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,289,706.63

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	12
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		57	$140,082.19
(Recoveries)		8	$6,376.53
Net Loss for Current Collection Period			$133,705.66
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.1660%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.1074%
Second Prior Collection Period			0.0298%
Prior Collection Period			0.0950%
Current Collection Period			0.1691%
Four Month Average (Current and Prior Three Collection Periods)			0.1003%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		650	$793,622.10
(Cumulative Recoveries)			$80,010.43
Cumulative Net Loss for All Collection Periods			$713,611.67
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.0504%

Average Realized Loss for Receivables that have experienced a Realized Loss			$1,220.96
Average Net Loss for Receivables that have experienced a Realized Loss			$1,097.86

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	0.73%	225	$6,820,973.61
61-90 Days Delinquent	0.09%	31	$858,361.64
91-120 Days Delinquent	0.01%	3	$82,617.22
Over 120 Days Delinquent	0.01%	4	$137,357.85
Total Delinquent Receivables	0.85%	263	$7,899,310.32

Repossession Inventory:
Repossessed in the Current Collection Period		9	$425,503.27
Total Repossessed Inventory		16	$643,483.26

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.0863%
Prior Collection Period			0.0737%
Current Collection Period			0.1143%
Three Month Average			0.0914%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.70%
13-24	1.30%
25-36	2.30%
37+	3.60%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.1158%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2021-A
Monthly Investor Report

Collection Period	January 2022
Payment Date	2/15/2022
Transaction Month	12

Receivables Granted Payment Extensions in the Current Collection Period:	# of Receivables	Amount

1 Month Extended	123	$4,297,954.24
2 Months Extended	127	$4,233,960.02
3+ Months Extended	14	$400,466.88

Total Receivables Extended	264	$8,932,381.14

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC

CIK#: 0000038009
Date: February 4, 2022

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer